Subsequent Events	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

(13) Subsequent Events

On April 13, 2021, the Company completed an underwritten public offering of 6,000,000 depositary shares, each representing a 1/1,000th interest in a share of its 7.00% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preference Shares, par value $0.01 per share and $25,000 liquidation preference per share (equivalent to $25.00 per depositary share) (“Series A Preferred Shares”), resulting in net proceeds to the Company of approximately $144,875 after deducting the underwriting discount and other offering expenses. The net proceeds from the offering were used for general corporate purposes, including the purchase of additional containers. Dividends on the Series A Preferred Shares accrue daily and are cumulative from and including the date of original issuance and are payable quarterly in arrears commencing June 15, 2021 but excluding June 15, 2026 (the “first reset date”). Dividends accrue at an annual rate of 7.00% of the $25,000 liquidation preference. The Series A Preferred Shares are perpetual and have no maturity date and become redeemable by the Company beginning on the first reset date. The Company’s board of directors approved and declared a quarterly preferred cash dividend, payable on June 15, 2021, to holders of record as of May 31, 2021.

On April 20, 2021, TMCL VII issued $605,000 of aggregate Class A and $46,000 of aggregate Class B Series 2021-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-2 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. Under the terms of the TMCL VII 2021-2 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-2 Bonds were primarily used to pay down the Company’s revolving credit facilities and to pay off the TMCL VII 2019-1 Bonds.

In April 2021, the bankruptcy settlement amount related to the restructuring of an insolvent customer of the Company was finalized and resolved. Under the terms of the settlement agreement, the Company received approximately $77 in cash on April 21, 2021 and approximately $5,789 in stock value of the insolvent customer on April 16, 2021.

On May 1, 2021, the Company’s board of directors authorized an increase to the share repurchase program for an additional $50,000 of the Company’s outstanding common shares.